Commitments - Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment (Detail) - Aircraft and flight equipment [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 56,547	¥ 71,224
2020 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	41,442
2021 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	28,382	21,077
2022 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	15,033	5,464
2023 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	11,910	3,241
2024 and afterwards [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 1,222	¥ 0